Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Transactions and Balances With Related Parties [Abstract]
Schedule of Balances with Related Parties
	December 31, 2022		December 31, 2021
	Key management personnel	Other related parties	Key management personnel	Other related parties
Current liabilities	$70	$55	$447	$-

Schedule of Transactions with Related Parties	Balances with related parties:
	Year ended December 31,
	2022	2021	2020
Research and development expenses	$208	$-	$-

Schedule of Benefits to Key Management Personnel	Benefits to key management personnel (including directors):
	Year ended December 31,
	2022	2021	2020
Short-term benefits	$1,940	$962	$746

Cost of share-based payment	$779	$43	$91